Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy, as of December 31, 2017 and 2018:

Fair value measurements at December 31, 2017
Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:

Short-term investments-Wealth Management products	-	37,220	-

Fair value measurements at December 31, 2018
Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:

Short-term investments-Wealth Management products	-	37,170	-

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis during 2016:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses Recognized During Year
Assets:
Long-lived assets	4,745,230			4,745,230	(1,277,373)

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis during 2017:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses Recognized During Year
Assets:
Long-lived assets	3,171,653			3,171,653	(2,042,198)